VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014		Oct. 01, 2014	Dec. 31, 2013	Mar. 31, 2011
Assets and liabilities of VIE
Current assets		$ 4,138		$ 5,185
Property, plant and equipment, net		4,410	[1]	4,375	[1]		$ 3,759
Other noncurrent assets	[1]	573		459
Deferred income taxes		418		435
Intangible assets, net	[1]	86		96
Goodwill		116		122
Total assets		10,088		11,022			$ 9,382
Current liabilities		2,039		2,447
Long-term debt	[1]	4,625		4,854
Deferred income taxes		418		326
Other noncurrent liabilities	[1]	1,224		1,443
Total liabilities		$ 9,004		9,726
Noncontrolling interest (as a percent)		100.00%
Consolidated VIE's
Assets and liabilities of VIE
Property, plant and equipment, net		$ 307		339
Other noncurrent assets		38		27
Intangible assets, net		36		40
Long-term debt		137		36
Other noncurrent liabilities		54		97
Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH, Co. KG and Viance
Assets and liabilities of VIE
Current assets		121		186
Property, plant and equipment, net		307		340
Other noncurrent assets		95		70
Deferred income taxes		35		50
Intangible assets, net		36		39
Goodwill		13		14
Total assets		607		699
Current liabilities		159		356
Long-term debt		140		42
Deferred income taxes		11		9
Other noncurrent liabilities		54		97
Total liabilities		$ 364		$ 504
Sasol Huntsman GmbH and Co. KG
Assets and liabilities of VIE
Noncontrolling interest (as a percent)								50.00%
Viance
Assets and liabilities of VIE
Noncontrolling interest (as a percent)						50.00%

[1]	At December 31, 2015 and December 31, 2014, respectively, $34 and $46 of cash and cash equivalents, $12 and $10 of restricted cash, $26 and $41 of accounts and notes receivable (net), $54 and $68 of inventories, $5 and $6 of other current assets, $307 and $339 of property, plant and equipment (net), $36 and $40 of intangible assets (net), $38 and $27 of other noncurrent assets, $82 and $92 of accounts payable, $27 and $37 of accrued liabilities, $15 and $172 of current portion of debt, $137 and $36 of longterm debt, and $54 and $97 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See “Note 7. Variable Interest Entities.”